Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of operating leases for minimum rentals

(i)Venue for auto shows

Total operating lease
commitments
2020	1,224
2021	128
Total	1,352

(ii)Office space

Total operating lease
commitments
2020	10,031
2021	5,658
2022	1,534
2023	499
2024	291
Total	18,013